Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Exercise of options [member] Issued capital [member]	Exercise of options [member] Share premium [member]	Exercise of options [member] Reserve of equity component of convertible instruments [member]	Exercise of options [member] Reserve of share-based payments [member]	Exercise of options [member] Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Exercise of options [member] Other reserves [member]	Exercise of options [member] Retained earnings [member]	Exercise of options [member] Equity attributable to owners of parent [member]	Exercise of options [member] Non-controlling interests [member]	Exercise of options [member]	Issued capital [member]	Share premium [member]	Reserve of equity component of convertible instruments [member]	Reserve of share-based payments [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Other reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Equity at Dec. 31, 2022											$ 225	$ 3,786,883	$ 245,802	$ 62,584	$ 0	$ 0	$ (2,212,658)	$ 1,882,836	$ 0	$ 1,882,836
Statement Line Items [Line Items]
Net income/loss											0	0	0	0	0	0	1,299,167	1,299,167	848	1,300,015
Total comprehensive income											0	0	0	0	0	0	1,299,167	1,299,167	848	1,300,015
Redemption of convertible redeemable preference shares											0	0	(227,403)	0	0	0	227,403	0	0	0
Equity settled share-based payments											0	0	0	6,173	0	0	0	6,173	0	6,173
Deemed contribution from shareholder											0	0	0	0	0	73,979	0	73,979	0	73,979
Dividend declared and approved during the year											0	0	0	0	0	0	(1,980,709)	(1,980,709)	0	(1,980,709)
Equity at Dec. 31, 2023											225	3,786,883	18,399	68,757	0	73,979	(2,666,797)	1,281,446	848	1,282,294
Statement Line Items [Line Items]
Net income/loss											0	0	0	0	0	0	78,527	78,527	1,037	79,564
Total comprehensive income											0	0	0	0	1,011,055	(16,872)	78,527	1,072,710	10,131	1,082,841
Equity settled share-based payments											0	0	0	22,587	0	0	0	22,587	0	22,587
Other comprehensive income/(loss) for the period											0	0	0	0	1,011,055	(16,872)	0	994,183	9,094	1,003,277
Issuance of shares, including exercise of stock options											1	34,428	0	(21,492)	0	0	0	12,937	0	12,937
Transfer of revaluation gain of digital assets held as investments upon disposal											0	0	0	0	(279,217)	0	279,217	0	0	0
Equity at Dec. 31, 2024											226	3,821,311	18,399	69,852	731,838	57,107	(2,309,053)	2,389,680	10,979	2,400,659
Statement Line Items [Line Items]
Net income/loss											0	0	0	0	0	0	(764,681)	(764,681)	(20,788)	(785,469)
Total comprehensive income											0	0	0	9	408,914	(1,298)	(764,681)	(357,056)	(20,143)	(377,199)
Redemption of convertible redeemable preference shares											6	66,272	(18,399)	0	0	0	0	47,879	0	47,879
Equity settled share-based payments											0	0	0	16,201	0	0	0	16,201	0	16,201
Other comprehensive income/(loss) for the period											0	0	0	9	408,914	(1,298)	0	407,625	645	408,270
Issuance of shares, including exercise of stock options	$ 0	$ 4,432	$ 0	$ (2,836)	$ 0	$ 0	$ 0	$ 1,596	$ 0	$ 1,596	69	1,209,125	0	0	0	0	0	1,209,194	0	1,209,194
Transfer of revaluation gain of digital assets held as investments upon disposal											0	0	0	0	(454,052)	0	454,052	0	0	0
Conversion of Bullish Global shares to Ordinary shares											0	8,622	0	0	2,291	(30)	(8,898)	1,985	(1,985)	0
Change in non-controlling interest in BMC1											0	0	0	(12,887)	(38,703)	(2,182)	(39,520)	(93,292)	93,291	(1)
Equity at Dec. 31, 2025											$ 301	$ 5,109,762	$ 0	$ 70,339	$ 650,288	$ 53,597	$ (2,668,100)	$ 3,216,187	$ 82,142	$ 3,298,329